SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through December 19, 2023, the date the financial statements were available to be issued, and determined there were no items to disclose other than the following items:

On November 13, 2023, the Company issued a convertible note to ConnectM, for a total of $70,000, with terms identical to those disclosed in Note 5: Related Party Transactions - Working Capital Loans.

Pursuant to the Merger Agreement, the Company received a deposit for $325,715 into the Trust Account from ConnectM during November 2023 in order to further extend the period of time to consummate its business combination.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, except as disclosed below or elsewhere in these notes to the consolidated financial statements.

On October 12, 2023, MCAC, Merger Sub and ConnectM entered into a First Amendment to the Merger Agreement (the “Amendment”). The Amendment extends the Outside Date after which either party may terminate the Merger Agreement for convenience (with limited exceptions) from November 13, 2023 to May 13, 2024. The Amendment also provides that, subject to MCAC obtaining the requisite stockholder approval to amend its Amended and Restated Certificate of Incorporation (the “Amended Charter”) and the Investment Management Trust Agreement by and between MCAC and Continental Stock Transfer & Trust Company, dated May 10, 2022 (the “IMTA Amendment”), which such approval was received on November 6, 2023 at MCAC’s special meeting of stockholders, MCAC will extend the date by which MCAC has to consummate a business combination by up to six months and ConnectM will pay to MCAC the Trust Account the funds necessary to effect such extension.

In connection with the special meeting of stockholders on November 6, 2023, stockholders holding 1,961,875 shares of Class A Common Stock issued in the Initial Public Offering (as defined below) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $20,961,169 (approximately $10.68 per share after removal of interest to pay taxes) was removed from the Trust Account to pay such holders, resulting in approximately $77,333,961 remaining in the Trust Account as of November 6, 2023.

From February to May 2023, the Company issued various convertible notes to the Sponsor, for a total of $422,000, with terms identical to those disclosed in Note 5: Related Party Transactions - Working Capital Loans.

In August, September, and November 2023, the Company issued three convertible notes to ConnectM, for a total of $445,000, with terms identical to those disclosed in Note 5: Related Party Transactions - Working Capital Loans.

Pursuant to the Merger Agreement, the Company received deposits totaling $2,165,715 into the Trust Account from ConnectM throughout 2023 in order to further extend the period of time to consummate its business combination.